Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of period	$ (33)	$ (19)
Provision for credit losses
Purchases	10	7
Sales and maturities	(4)	(2)
Changes in risk, parameters and exposures	(12)	(22)
Exchange rate and other	4	3
Balance at end of period	(35)	(33)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	3
Provision for credit losses
Transfers to stage 1		1
Purchases	10	7
Sales and maturities	(4)	(2)
Changes in risk, parameters and exposures	(4)	(5)
Balance at end of period	6	4
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		1
Provision for credit losses
Transfers to stage 1		(1)
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(37)	(23)
Provision for credit losses
Changes in risk, parameters and exposures	(8)	(17)
Exchange rate and other	4	3
Balance at end of period	$ (41)	$ (37)